SHAREHOLDERS' EQUITY (Summary of Restricted Share Units) (Details)	12 Months Ended
Dec. 31, 2015 shares
Number of restricted share units upon exercise
Outstanding at the beginning of the year	269,231
Granted	167,898
Vested	(60,344)
Forfeited	(43,511)
Outstanding at the end of the year	333,274